Consolidation of Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Assets, Liabilities and Non-controlling Interest Related to Strike

The information below represents the assets, liabilities and non-controlling interest related to Strike as of July 1, 2020, the deconsolidation date, and December 31, 2019.

July 1, 2020
Assets	$100,698
Liabilities	(427,449)
Non-controlling interest	(468,673)
Accumulated other comprehensive income	141,922

December 31, 2019
Assets	$128,166
Liabilities	30,649
Non-controlling interest	(476,250)